CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues	$ 56,771	$ 40,786
Direct costs	45,519	32,388
Other income and gains	1,166	1,180
Equity accounted income	1,088	1,213
Expenses
Interest	(4,854)	(3,608)
Corporate costs	(104)	(95)
Fair value changes	1,794	421
Depreciation and amortization	(3,102)	(2,345)
Income taxes	248	(613)
Net income	7,488	4,551
Net income attributable to:
Shareholders	3,584	1,462
Non-controlling interests	3,904	3,089
Net income	$ 7,488	$ 4,551
Net income per share:
Diluted	$ 3.40	$ 1.34
Basic	$ 3.47	$ 1.37